Lease Obligations (Details) (USD $)	12 Months Ended	0 Months Ended	3 Months Ended		3 Months Ended
	Dec. 31, 2012	Jun. 18, 2012 Sunrise Pipeline project mi	Mar. 31, 2013 Sunrise Pipeline project	Dec. 31, 2012 Sunrise Pipeline project	Mar. 31, 2013 Sunrise Pipeline project EQT
Lease obligations
Length of FERC-regulated transmission pipeline (in miles)		40
Lease payments due	$ 342,459,000	$ 0
Capital lease obligation	216,000,000			216,000,000
Closeout construction costs					2,000,000
Expected fair value of capital leased asset	225,000,000		225,000,000
Interest expense on capital lease	6,900,000		4,000,000
Depreciation expense	7,100,000		3,700,000
Sunrise lease payments	$ 10,300,000		$ 6,900,000